Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax and Tax Rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
HK
Income Tax and Tax Rate
PRC statutory income tax rate	16.50%
Preferential income tax rate	8.25%
Assessable profits threshold for preferential income tax rate	$ 2.0
PRC
Income Tax and Tax Rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	12.50%